Annual Total Returns [BarChart] - COLUMBIA MULTI STRATEGY ALTERNATIVES FUND - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2016	(3.68%)
Annual Return 2017	6.21%
Annual Return 2018	(18.68%)
Annual Return 2019	(4.70%)

[1]	Year to Date return as of June 30, 2020: -3.29%